Pensions and Other Benefit Plans (Details 15) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012
Change in Plan Asstes
Plan assets at fair value - End of year	$ 20,901	$ 17,536
Debt Securities [Member]
Change in Plan Asstes
Plan assets at fair value - End of year	1,216	1,646
Equity Securities [Member]
Change in Plan Asstes
Plan assets at fair value - End of year	10,553	8,109
Commingled Funds [Member]
Change in Plan Asstes
Plan assets at fair value - End of year	5,890	5,046
Insurance Contracts [Member]
Change in Plan Asstes
Plan assets at fair value - End of year	25	24
Other Assets [Member]
Change in Plan Asstes
Plan assets at fair value - End of year	387	170
Fair Value, Inputs, Level 3 [Member]
Change in Plan Asstes
Plan assets at fair value - beginning of year	150	148
Realized gains (losses)	(5)	(6)
Unrealized gains (losses)	(2)	0
Purchases, sales, issuances and settlements, net	(2)	8
Plan assets at fair value - End of year	141	150
Fair Value, Inputs, Level 3 [Member] | Debt Securities [Member]
Change in Plan Asstes
Plan assets at fair value - beginning of year	3	9
Realized gains (losses)	0	0
Unrealized gains (losses)	0	0
Purchases, sales, issuances and settlements, net	(2)	(6)
Plan assets at fair value - End of year	1	3
Fair Value, Inputs, Level 3 [Member] | Equity Securities [Member]
Change in Plan Asstes
Plan assets at fair value - beginning of year	4	16
Realized gains (losses)	0	(1)
Unrealized gains (losses)	(1)	0
Purchases, sales, issuances and settlements, net	1	(11)
Plan assets at fair value - End of year	4	4
Fair Value, Inputs, Level 3 [Member] | Commingled Funds [Member]
Change in Plan Asstes
Plan assets at fair value - beginning of year	50	33
Realized gains (losses)	0	0
Unrealized gains (losses)	0	0
Purchases, sales, issuances and settlements, net	(6)	17
Plan assets at fair value - End of year	44	50
Fair Value, Inputs, Level 3 [Member] | Insurance Contracts [Member]
Change in Plan Asstes
Plan assets at fair value - beginning of year	24	25
Realized gains (losses)	0	0
Unrealized gains (losses)	(1)	0
Purchases, sales, issuances and settlements, net	0	(1)
Plan assets at fair value - End of year	23	24
Fair Value, Inputs, Level 3 [Member] | Other Assets [Member]
Change in Plan Asstes
Plan assets at fair value - beginning of year	69	65
Realized gains (losses)	(5)	(5)
Unrealized gains (losses)	0	0
Purchases, sales, issuances and settlements, net	5	9
Plan assets at fair value - End of year	$ 69	$ 69